Segment Information (Tables)	9 Months Ended
Sep. 30, 2015
Segment Information
Schedule of statement of operations by reportable segment

For the nine months ended September 30, 2015:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$16,156,076	$3,407,856	$70,434	$—	$19,634,366
Interest income on receivables	605,180	—	—	—	605,180
Total revenue	16,761,256	3,407,856	70,434	—	20,239,546
Expenses
Management fees to affiliate	159,771	50,138	—	—	209,909
Property operating	15,993	3,466	—	—	19,459
General and administrative	—	—	—	2,107,354	2,107,354
Acquisition-related	1,610,137	57,687	—	1,290,452	2,958,276
Amortization	4,489,636	416,176	25,858	—	4,931,670
Impairments	3,125,596	453,148	—	—	3,578,744
Total expenses	9,401,133	980,615	25,858	3,397,806	13,805,412
Other income and expenses
Interest expense	—	—	—	(6,070,326)	(6,070,326)
Loss on early extinguishment of debt	—	—	—	(902,625)	(902,625)
Realized loss on derivatives	—	—	—	—	—
Unrealized loss on derivatives	—	—	—	(2,023,572)	(2,023,572)
Gain on the sale of real property interest	9,524	72,502	—	—	82,026
Total other income and expenses	9,524	72,502	—	(8,996,523)	(8,914,497)
Net income (loss)	$7,369,647	$2,499,743	$44,576	$(12,394,329)	$(2,480,363)

For the nine months ended September 30, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$13,350,242	$2,345,565	$6,356	$—	$15,702,163
Interest income on receivables	522,994	—	—	—	522,994
Total revenue	13,873,236	2,345,565	6,356	—	16,225,157
Expenses
Management fees to affiliate	432,603	77,004	96	—	509,703
Property operating	6,721	15,084	—	—	21,805
General and administrative	30,372	1,473	—	547,783	579,628
Acquisition-related	187,164	48,021	3,200	—	238,385
Amortization	3,656,409	314,594	2,701	—	3,973,704
Impairments	8,450	—	—	—	8,450
Total expenses	4,321,719	456,176	5,997	547,783	5,331,675
Other income and expenses
Interest expense	(34,977)	(8,380)	—	(5,459,414)	(5,502,771)
Unrealized loss on derivatives	—	—	—	(6,393)	(6,393)
Total other income and expenses	(34,977)	(8,380)	—	(5,465,807)	(5,509,164)
Net income (loss)	$9,516,540	$1,881,009	$359	$(6,013,590)	$5,384,318

For the year ended December 31, 2014:

			Renewable
	Wireless	Outdoor	Power
	Communication	Advertising	Generation	Corporate	Total
Revenue
Rental revenue	$18,062,939	$3,323,131	$15,258	$—	$21,401,328
Interest income on receivables	709,030	—	—	—	709,030
Total revenue	18,771,969	3,323,131	15,258	—	22,110,358
Expenses
Management fees to affiliate	538,502	103,480	168	—	642,150
Property operating	9,637	15,083	—	—	24,720
General and administrative	39,003	9,633	—	771,886	820,522
Acquisition-related	421,337	99,278	6,450	—	527,065
Amortization	4,987,872	389,031	5,768	—	5,382,671
Impairments	258,834	—	—	—	258,834
Total expenses	6,255,185	616,505	12,386	771,886	7,655,962
Other income and expenses
Interest expense	(40,619)	(10,038)	—	(7,781,190)	(7,831,847)
Loss on early extinguishment of debt	—	—	—	(2,905,259)	(2,905,259)
Realized loss on derivatives	—	—	—	(213,181)	(213,181)
Unrealized loss on derivatives	—	—	—	(643,481)	(643,481)
Total other income and expenses	(40,619)	(10,038)	—	(11,543,111)	(11,593,768)
Net income (loss)	$12,476,165	$2,696,588	$2,872	$(12,314,997)	$2,860,628

For the year ended December 31, 2013:

	Wireless	Outdoor
	Communication	Advertising	Corporate	Total
Revenue
Rental revenue	$14,301,591	$2,355,279	$—	$16,656,870
Interest income on receivables	742,185	—	—	742,185
Total revenue	15,043,776	2,355,279	—	17,399,055
Expenses
Management fees to affiliate	467,437	77,471	—	544,908
Property operating	6,454	—	—	6,454
General and administrative	106,840	79,114	536,647	722,601
Acquisition-related	999,745	94,203	—	1,093,948
Amortization	4,224,127	239,997	—	4,464,124
Impairments	1,005,478	—	—	1,005,478
Total expenses	6,810,081	490,785	536,647	7,837,513
Other income and expenses
Interest expense	(54,546)	(11,774)	(5,340,433)	(5,406,753)
Unrealized gain on derivatives	—	—	1,493,041	1,493,041
Total other income and expenses	(54,546)	(11,774)	(3,847,392)	(3,913,712)
Net income (loss)	$8,179,149	$1,852,720	$(4,384,039)	$5,647,830

For the year ended December 31, 2012:

	Wireless	Outdoor
	Communication	Advertising	Corporate	Total
Revenue
Rental revenue	$7,038,852	$668,254	$—	$7,707,106
Interest income on receivables	356,348	—	—	356,348
Total revenue	7,395,200	668,254	—	8,063,454
Expenses
Management fees to affiliate	227,264	21,287	—	248,551
Property operating	26,267	—	—	26,267
General and administrative	1,036	—	190,257	191,293
Acquisition-related	1,296,808	111,469	—	1,408,277
Amortization	1,673,406	65,309	—	1,738,715
Impairments	183,271	—	—	183,271
Total expenses	3,408,052	198,065	190,257	3,796,374
Other income and expenses
Interest expense	(12,024)	(1,796)	(1,944,014)	(1,957,834)
Unrealized loss on derivatives	—	—	(1,226,864)	(1,226,864)
Total other income and expenses	(12,024)	(1,796)	(3,170,878)	(3,184,698)
Net income (loss)	$3,975,124	$468,393	$(3,361,135)	$1,082,382

Schedule of total assets by reportable segment

	September 30,	December 31,
	2015	2014	2013
Segments
Wireless communication	$300,657,986	$254,632,901	$233,217,358
Outdoor advertising	54,100,567	48,324,327	34,302,982
Renewable Power Generation	3,916,884	391,381	–
Corporate assets	7,011,257	4,346,304	7,463,790
Total Assets	$365,686,694	$307,694,913	$274,984,130